INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets other than goodwill [abstract]
Schedule of detailed information about intangible assets
The following table presents a continuity of the company’s intangible assets:

	Cost		Accumulated Amortization and Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020
Balance, beginning of year	$27,946	$30,232	$(3,288)	$(2,522)	$24,658	$27,710
Additions	251	452	—	—	251	452
Disposals[1]	(972)	(2,246)	383	307	(589)	(1,939)
Acquisitions through business combinations	8,639	703	—	7	8,639	710
Amortization	—	—	(1,477)	(1,310)	(1,477)	(1,310)
Foreign currency translation	(1,054)	(1,195)	181	230	(873)	(965)
Balance, end of year	$34,810	$27,946	$(4,201)	$(3,288)	$30,609	$24,658
1.Includes assets sold and amounts reclassified to held for sale.
Intangible assets are allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2021	2020
Private Equity	(a)	$14,806	$11,261
Infrastructure	(b)	14,214	11,769
Real Estate	(c)	1,226	1,177
Renewable Power and Transition and other		363	451
		$30,609	$24,658